Notes Payable (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended					9 Months Ended
	Oct. 31, 2012	Aug. 31, 2012	May 31, 2012	Apr. 30, 2012	Feb. 29, 2012	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2012	Feb. 10, 2012
Notes Payable [Abstract]
Proceeds from issuance of notes payable and warrants					$ 1,500	$ 1,500
Number of shares issuable through warrant		3,199,848						800,001	3,690,944
Number of warrants issued	1,035,715	1,250,000	425,100	489,033
Exercise price of warrants	$ 0.28	$ 0.28	$ 0.64	$ 0.56		$ 0.28		$ 0.75	$ 0.508
Class of warrant, ownership threshold						50.00%